Risk Management and Hedging Activities - Schedule of Changes in Derivative Instruments not Designated as Hedging Instruments (Detail) (Derivative Assets not Designated as Hedging Instruments [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Affiliates [Member] | Commodity Derivatives [Member]
Derivative [Line Items]
Realized	$ 45	$ 2	$ (1)
Unrealized	8	(1)	(1)
Gains (losses) from commodity derivative activity, net	53	1	(2)
Third Party [Member] | Commodity Derivatives [Member]
Derivative [Line Items]
Realized	4	(36)	16
Unrealized	13	43	(11)
Gains (losses) from commodity derivative activity, net	17	7	5
Third Party [Member] | Interest Rate Derivatives [Member]
Derivative [Line Items]
Realized	(7)	(4)	(1)
Unrealized	7	5	3
Gains (losses) from commodity derivative activity, net		$ 1	$ 2